Supplement to the
Fidelity® Variable Insurance Products
High Income Portfolio Initial Class, Service Class and Service Class 2
April 30, 2018
Prospectus

Effective December 1, 2018, the following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Alexandre Karam (co-manager) has managed the fund since December 2018.

It is expected that Mr. Conti will retire effective as of December 31, 2018. At that time, Mr. Weaver and Mr. Karam will serve as co-managers of the fund.

Effective December 1, 2018, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Alexandre Karam is co-manager of the fund, which he has managed since December 2018. He also manages other funds. Since joining Fidelity Investments in 2016, Mr. Karam has worked as a research analyst and portfolio manager. Prior to joining Fidelity Investments in 2016, Mr. Karam was a vice president at Paulson & Company from 2011-2016.

It is expected that Mr. Conti will retire effective as of December 31, 2018. At that time, Mr. Weaver and Mr. Karam will serve as co-managers of the fund.

VHI-18-02 1.797996.106	November 30, 2018

Supplement to the
Fidelity® Variable Insurance Products
High Income Portfolio Investor Class
April 30, 2018
Prospectus

Effective December 1, 2018, the following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Alexandre Karam (co-manager) has managed the fund since December 2018.

It is expected that Mr. Conti will retire effective as of December 31, 2018. At that time, Mr. Weaver and Mr. Karam will serve as co-managers of the fund.

Effective December 1, 2018, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Alexandre Karam is co-manager of the fund, which he has managed since December 2018. He also manages other funds. Since joining Fidelity Investments in 2016, Mr. Karam has worked as a research analyst and portfolio manager. Prior to joining Fidelity Investments in 2016, Mr. Karam was a vice president at Paulson & Company from 2011-2016.

It is expected that Mr. Conti will retire effective as of December 31, 2018. At that time, Mr. Weaver and Mr. Karam will serve as co-managers of the fund.

VIPHI-INV-18-02 1.918649.103	November 30, 2018